Earnings Per Common Share (Schedule Of Basic And Diluted Earnings Per Common Share) (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Earnings Per Share [Abstract]
Net income (loss) from continuing operations	$ 276	$ 273	$ 169	$ 179	$ 151	$ 293	$ 283	$ 198	$ 897	$ 925	$ 416
Preferred stock dividends - U.S. Department of Treasury									0	0	(543)
Impact of repurchase of MCP held by U.S. Department of Treasury									0	0	(240)
Preferred stock dividends									(2,571)	(268)	(267)
Net income (loss) from continuing operations attributable to common shareholders									(1,674)	657	(634)
Income (loss) from discontinued operations, net of tax	$ (13)	$ (5)	$ 13	$ 397	$ 26	$ 130	$ 40	$ 29	392	225	(55)
Net income (loss) attributable to common shareholders									$ (1,282)	$ 882	$ (689)
Basic weighted-average common shares outstanding									482,873,120	481,154,609	420,166,188
Diluted weighted-average common shares outstanding									482,873,120	481,933,811	420,166,188
Earnings Per Share, Basic [Abstract]
Net income (loss) from continuing operations, Per Basic Share	$ (1.94)	$ 0.49	$ (2.24)	$ 0.23	$ 0.17	$ 0.47	$ 0.45	$ 0.27	$ (3.47)	$ 1.36	$ (1.51)
Income (Loss) from Discontinued Operations, Net of Tax, Per Basic Share									0.81	0.47	(0.13)
Net (loss) income, Basic	(1.97)	0.48	(2.22)	1.06	0.23	0.74	0.54	0.33	(2.66)	1.83	(1.64)
Earnings Per Share, Diluted [Abstract]
Net income (loss) from continuing operations, Per Diluted Share	(1.94)	0.49	(2.24)	0.23	0.17	0.47	0.45	0.27	(3.47)	1.36	(1.51)
Income (loss) from discontinued operations, net of tax, Diluted									0.81	0.47	(0.13)
Net (loss) income, Diluted	$ (1.97)	$ 0.47	$ (2.22)	$ 1.06	$ 0.23	$ 0.74	$ 0.54	$ 0.33	$ (2.66)	$ 1.83	$ (1.64)
Stock Repurchase and Redemption Premium									$ 2,364
Potential common shares excluded from diluted earnings per share calculation											89,000,000